Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned, controlled subsidiary, Epizyme Securities Corporation. All intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Statements

Unaudited Interim Financial Statements

The accompanying consolidated interim financial statements as of September 30, 2013 and for the nine months ended September 30, 2012 and 2013 and the related interim information contained within the notes to the consolidated financial statements are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements. In the opinion of the Company’s management, the accompanying unaudited interim consolidated financial statements contain all adjustments which are necessary to present fairly the Company’s financial position as of September 30, 2013 and the results of its operations and cash flows for the nine months ended September 30, 2012 and 2013. Such adjustments are of a normal and recurring nature. The results for the nine months ended September 30, 2013 are not indicative of the results for the year ending December 31, 2013, or for any future period.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities, as of the date of the consolidated financial statements, and the reported amounts of collaboration revenue and expenses during the reporting period. Actual results and outcomes may differ materially from management’s estimates, judgments and assumptions.

Subsequent Events

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date but before the consolidated financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The Company evaluated all events and transactions through the date the consolidated financial statements as of December 31, 2012 were issued, except for Note 13, Subsequent Events, as to which the date is May 13, 2013. For the financial statements as of September 30, 2013, the Company further evaluated all events and transactions through the date those financial statements were issued.

Fair Value Measurements

Fair Value Measurements

The Company classifies fair value based measurements using a three-level hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows: Level 1, quoted market prices in active markets for identical assets or liabilities; Level 2, observable inputs other than quoted market prices included in Level 1 such as quoted market prices for markets that are not active or other inputs that are observable or can be corroborated by observable market data; and Level 3, unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities, including certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company’s financial instruments as of December 31, 2011 and 2012 and September 30, 2013 consisted primarily of cash and cash equivalents, accounts receivable and accounts payable. The Company believes the carrying values of its cash, accounts receivable and accounts payable approximate their respective fair values due to the short-term nature of these instruments. As of December 31, 2011 and 2012 and September 30, 2013, the Company’s financial assets recognized at fair value consisted of the following:

	Fair Value as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents	$32,233	$32,233	$—	$—

Total	$32,233	$32,233	$—	$—

	Fair Value as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents	$97,375	$97,375	$—	$—

Total	$97,375	$97,375	$—	$—

	Fair Value as of September 30, 2013
	Total	Level 1	Level 2	Level 3
	(unaudited) (in thousands)
Cash equivalents	$121,409	$121,409	$—	$—

Total	$121,409	$121,409	$—	$—

Cash Equivalents

Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. As of December 31, 2011 and 2012 and September 30, 2013, cash equivalents consisted of interest-bearing money market accounts and prime money market funds.

Accounts Receivable

Accounts Receivable

Accounts receivable are amounts due from collaboration partners as a result of research and development services provided, reimbursement under equally co-funded global development arrangements or milestones achieved but not yet paid. The Company considered the need for an allowance for doubtful accounts and has concluded that no allowance was needed as of December 31, 2011 or 2012 or September 30, 2013, as the estimated risk of loss on its accounts receivable was determined to be minimal.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk include cash and cash equivalents and accounts receivable. The Company attempts to minimize the risks related to cash and cash equivalents by working with highly rated financial institutions that invest in a broad and diverse range of financial instruments as defined by the Company. The Company has established guidelines relative to credit ratings and maturities intended to safeguard principal balances and maintain liquidity. The Company maintains its funds in accordance with its investment policy, which defines allowable investments, specifies credit quality standards and is designed to limit the Company’s credit exposure to any single issuer.

Accounts receivable represent amounts due from collaboration partners. The Company monitors economic conditions to identify facts or circumstances that may indicate that any of its accounts receivable are at risk.

As of December 31, 2011 and 2012 and September 30, 2013, two collaboration partners, Eisai Co. Ltd. (“Eisai”) and Celgene Corporation (“Celgene”), accounted for all of the Company’s accounts receivable. Refer to Note 9, Collaborations, for additional information regarding the Company’s collaboration agreements with Eisai and Celgene.

Property and Equipment

Property and Equipment

The Company records property and equipment at cost. The Company calculates depreciation and amortization using the straight-line method over the following estimated useful lives:

Asset Category	Useful Lives
Laboratory equipment	5 - 20 years
Office furniture and equipment	3 - 10 years
Leasehold improvements	3 - 10 years or the remaining term of respective lease, if shorter

The Company capitalizes expenditures for new property and equipment and improvements to existing facilities and charges the cost of maintenance to expense. The Company eliminates the cost of property retired or otherwise disposed of, along with the corresponding accumulated depreciation, from the related accounts, and the resulting gain or loss is reflected in the results of operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets to be held and used, including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be recoverable. No such impairments were recorded during 2011, 2012 or the nine months ended September 30, 2013.

Evaluation of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset or asset group and its eventual disposition. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the asset or asset group, the assets are written down to their estimated fair values.

Income Taxes

Income Taxes

The Company records deferred income taxes to recognize the effect of temporary differences between tax and financial statement reporting. The Company calculates the deferred taxes using enacted tax rates expected to be in place when the temporary differences are realized and records a valuation allowance to reduce deferred tax assets if it is determined that it is more likely than not that all or a portion of the deferred tax asset will not be realized. The Company considers many factors when assessing the likelihood of future realization of deferred tax assets, including recent earnings results, expectations of future taxable income, carryforward periods available and other relevant factors. The Company records changes in the required valuation allowance in the period that the determination is made.

The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available as of the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company records the largest amount of tax benefit with a greater than 50.0% likelihood of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, the Company does not recognize a tax benefit in the financial statements. The Company records interest and penalties related to uncertain tax positions, if applicable, as a component of income tax expense. Refer to Note 5, Income Taxes, for additional information regarding the Company’s income taxes.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Company initially records preferred stock that may be redeemed at the option of the holder or based on the occurrence of events not under the Company’s control outside of stockholders’ (deficit) equity at the value of the proceeds received or fair value, if lower, net of issuance costs. Subsequently, if it is probable that the preferred stock will become redeemable, the Company adjusts the carrying value to the redemption value over the period from the issuance date to the earliest possible redemption date using the effective interest method. If it is not probable that the preferred stock will become redeemable, the Company does not adjust the carrying value.

Common Stock Valuation

Common Stock Valuation

Prior to the completion of the Company’s IPO, due to the absence of an active market for the Company’s common stock, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. The Company utilized a probability weighted expected return methodology for its common stock valuations as of February 11, 2011, April 30, 2012, November 30, 2012, February 28, 2013, April 18, 2013 and April 30, 2013 based upon an assessment of the probability of the occurrence of specific scenarios. Each valuation includes estimates and assumptions that require the Company’s judgment. These estimates include assumptions regarding future performance, including the probability of successful completion of preclinical studies and clinical trials and the probability and estimated time to completion of an initial public offering or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date. Subsequent to the completion of the Company’s IPO, which occurred on June 5, 2013, the fair value of the Company’s common stock is based on observable market prices.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when all of the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the Company’s price to the customer is fixed or determinable and collectability is reasonably assured.

The Company has entered into collaboration and license agreements to discover, develop, manufacture and commercialize compounds directed to specific histone methyltransferase (“HMT”) targets. The terms of these agreements typically contain multiple deliverables, which may include: (i) licenses, or options to obtain licenses, to compounds directed to specific HMT targets (referred to as “exclusive licenses”) and (ii) research and development activities to be performed on behalf of the collaboration partner related to the licensed HMT targets. Payments to the Company under these agreements may include non-refundable license fees, option fees, exercise fees, payments for research activities, payments based upon the achievement of certain milestones and royalties on any resulting net product sales.

Multiple-Element Revenue Arrangements. The Company’s collaborations primarily represent multiple-element revenue arrangements. To account for these transactions, the Company determines the elements, or deliverables, included in the arrangement and allocates arrangement consideration to the various elements based on each element’s relative selling price. The identification of individual elements in a multiple-element arrangement and the estimation of the selling price of each element involves significant judgment, including consideration as to whether each delivered element has standalone value to the collaborator. The Company determines the estimated selling price for deliverables within each agreement using vendor-specific objective evidence (“VSOE”) of selling price, if available, or third party evidence of selling price if VSOE is not available, or the Company’s best estimate of selling price, if neither VSOE nor third party evidence is available. Determining the best estimate of selling price for a deliverable requires significant judgment. The Company typically uses its best estimate of a selling price to estimate the selling price for licenses to its proprietary technology, since it often does not have VSOE or third party evidence of selling price for these deliverables. In those circumstances where the Company applies its best estimate of selling price to determine the estimated selling price of a license to its proprietary technology, it considers market conditions as well as entity-specific factors, including those factors contemplated in negotiating the agreements as well as internally developed estimates that include assumptions related to the market opportunity, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license. In validating its best estimate of selling price, the Company evaluates whether changes in the key assumptions used to determine its best estimate of selling price will have a significant effect on the allocation of arrangement consideration between deliverables. The Company recognizes consideration allocated to an individual element when all other revenue recognition criteria are met for that element.

The Company’s multiple-element revenue arrangements generally include the following:

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Exclusive Licenses—The deliverables under the Company’s collaboration agreements generally include exclusive licenses to discover, develop, manufacture and commercialize compounds with respect to one or more specified HMT targets. To account for this element of the arrangement, management evaluates whether the exclusive license has standalone value from the undelivered elements to the collaboration partner based on the consideration of the relevant facts and circumstances of each arrangement, including the research and development capabilities of the collaboration partner. The Company may recognize arrangement consideration allocated to licenses upon delivery of the license if facts and circumstances indicate that the license has standalone value from the undelivered elements, which generally include research and development services. The Company defers arrangement consideration allocated to licenses if facts and circumstances indicate that the delivered license does not have standalone value from the undelivered elements.

The Company has determined that certain of its exclusive licenses lack standalone value apart from the related research and development services and is therefore recognizing collaboration revenue from non-refundable exclusive license fees on a straight-line basis over the contracted or estimated period of performance, which is generally the period over which the research and development services are to be provided.

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Research and Development Services—The deliverables under the Company’s collaboration and license agreements generally include deliverables related to research and development services to be performed by the Company on behalf of the collaboration partner. As the provision of research and development services is a part of the Company’s central operations, when the Company is principally responsible for the performance of these services under the agreements, the Company recognizes revenue on a gross basis for research and development services as those services are performed.

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Option Arrangements—The Company’s arrangements may provide a collaborator with the right to select a target for licensing either at the inception of the arrangement or within an initial pre-defined selection period, which may, in certain cases, include the right of the collaborator to extend the selection period. Under these agreements, fees may be due to the Company (i) at the inception of the arrangement as an upfront fee or payment, (ii) upon the exercise of an option to acquire a license or (iii) upon extending the selection period as an extension fee or payment.

The accounting for option arrangements is dependent on the nature of the options granted to the collaboration partner. Options are considered substantive if, at the inception of the arrangement, the Company is at risk as to whether the collaboration partner will choose to exercise the options to secure exclusive licenses. Factors that the Company considers in evaluating whether options are substantive include the overall objective of the arrangement, the benefit the collaborator might obtain from the arrangement without exercising the options, the cost to exercise the options relative to the total upfront consideration and the additional financial commitments or economic penalties imposed on the collaborator as a result of exercising the options. For arrangements under which the option to secure licenses is considered substantive, the Company does not consider the licenses to be deliverables at the inception of the arrangement. For arrangements under which the option to secure licenses is not considered substantive, the Company considers the license to be a deliverable at the inception of the arrangement and, upon delivery of the license, would apply the multiple-element revenue arrangement criteria to the license and any other deliverables to determine the appropriate revenue recognition. None of the options to secure exclusive licenses included in the Company’s collaborative arrangements have been determined to be substantive.

Milestone Revenue. The Company’s collaboration and license agreements generally include contingent milestone payments related to specified preclinical research and development milestones, clinical development milestones, regulatory milestones and sales-based milestones. Preclinical research and development milestones are typically payable upon the selection of a compound candidate for the next stage of research and development. Clinical development milestones are typically payable when a product candidate initiates or advances in clinical trial phases or achieves defined clinical events such as proof-of-concept. Regulatory milestones are typically payable upon submission for marketing approval with regulatory authorities or upon receipt of actual marketing approvals for a compound, approvals for additional indications, or upon the first commercial sale. Sales-based milestones are typically payable when annual sales reach specified levels.

At the inception of each arrangement that includes milestone payments, the Company evaluates whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. This evaluation includes an assessment of whether (a) the consideration is commensurate with either (i) the entity’s performance to achieve the milestone or (ii) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity’s performance to achieve the milestone; (b) the consideration relates solely to past performance; and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Company evaluates factors such as the scientific, regulatory, commercial and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

The Company generally considers non-refundable preclinical research and development, clinical development and regulatory milestones that the Company expects to be achieved as a result of the Company’s efforts during the period of the Company’s performance obligations under the collaboration and license agreements to be substantive and recognizes them as revenue upon the achievement of the milestone, assuming all other revenue recognition criteria are met. If not considered to be substantive, the Company initially defers milestones and recognizes them over the remaining term of the Company’s performance obligations. Milestones that are not considered substantive because the Company does not contribute effort to the achievement of such milestones are generally achieved after the period of the Company’s performance obligations and are recognized as revenue upon achievement, assuming all other revenue recognition criteria are met, as there are no undelivered elements remaining and no continuing performance obligations.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist of expenses incurred in performing research and development activities, including compensation and benefits, facilities expenses, overhead expenses, clinical trial and related clinical manufacturing expenses, fees paid to clinical research organizations and other outside expenses. The Company expenses research and development expenses as incurred. The Company records payments made for research and development services prior to the services being rendered as prepaid expenses on the consolidated balance sheets and expenses them as the services are provided. In circumstances where the Company’s collaboration and license agreements provide for equally co-funded global development, amounts received from collaboration partners for such co-funding are recorded as a reduction to research and development expense.

Stock-Based Compensation

Stock-Based Compensation

The Company measures employee stock-based compensation based on the grant date fair value of the stock-based compensation award. Historically, the Company has generally granted stock options at exercise prices equal to the fair value of the Company’s common stock on the date of grant. Refer to Common Stock Valuation for further information regarding the Company’s policy for determining the fair value of its common stock.

The Company recognizes employee stock-based compensation expense, less estimated forfeitures, on a straight-line basis over the requisite service period of the awards. The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates.

Refer to Note 10, Employee Benefit Plans, for additional information regarding the measurement and recognition of expense related to the Company’s stock-based compensation awards.

Earnings (Loss) per Share

Earnings (Loss) per Share

The Company computes basic earnings (loss) per share by dividing income (loss) allocable to common stockholders by the weighted average number of common shares outstanding. During periods of income, the Company allocates participating securities a proportional share of income determined by dividing total weighted average participating securities by the sum of the total weighted average common shares and participating securities (the “two-class method”). The Company’s restricted stock and, prior to its automatic conversion, redeemable convertible preferred stock participate in any dividends declared by the Company and are therefore considered to be participating securities. Participating securities have the effect of diluting both basic and diluted earnings per share during periods of income. During periods of loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. The Company computes diluted earnings (loss) per share after giving consideration to the dilutive effect of stock options that are outstanding during the period, except where such non-participating securities would be anti-dilutive. Refer to Note 11, Loss per Share, for the Company’s calculation of loss per share for the periods presented.

Segment Information	Segment Information The Company operates as one reportable business segment: the discovery and development of personalized therapeutics for patients with genetically defined cancers.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 amends Accounting Standards Codification (“ASC”) 740,Income Taxes, by providing guidance on the financial statement presentation of an unrecognized benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The ASU does not affect the recognition or measurement of uncertain tax positions under ASC 740. ASU 2013-11 will be effective for the Company for interim and annual periods beginning after December 15, 2013, with early adoption permitted. The Company does not expect the adoption of this ASU to have any impact on its consolidated financial statements.